UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report
December 31, 2014

DSM	Large Cap Growth Fund
[DSMLX]
DSM	Global Growth Fund
[DSMGX]
DSM	Global Growth & Income Fund
[DSMYX]

TABLE OF CONTENTS

Shareholder Letter	1
Sector Allocations	7
Schedules of Investments	8
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes	19
Financial Highlights	22
Notes to Financial Statements	25
Expense Example	34
Approval of Investment Advisory Agreements	36
Additional Information	40
Privacy Notice	Inside Back Cover

DSM Funds
Dear Shareholder:

DSM Large Cap Growth Fund

During the six-month period from July 1, 2014 through December 31, 2014 (the “Period”), the Fund’s total return (including reinvested dividends) increased 8.59%.  Over the same timeframe, the total return of the Fund’s two benchmarks, the Russell 1000 Growth Index and the S&P 500, increased 6.34% and 6.12% respectively.

Performance Factors

At December 31, 2014, the majority of the portfolio was invested in the health care, consumer discretionary and technology sectors with smaller weightings in the financials, industrials, materials and consumer staples sectors.

The Fund’s outperformance of the Russell 1000 Growth Total Return was primarily due to DSM’s selection of stocks in the consumer staples and health care sectors, as well as the Fund’s overweight in health care and underweight in energy versus the benchmark.  DSM’s stock selections in the consumer discretionary and industrials sectors detracted from performance in the Period.

The major contributors to the Fund’s absolute performance during the Period were Celgene (specialty pharmaceuticals), Monster Beverage (energy drinks and other alternative beverages), Regeneron Pharmaceuticals (specialty pharmaceuticals), Time Warner (media and entertainment producer) and Allergan (specialty pharmaceuticals).

The holdings which contributed least to the Fund’s performance during the Period were Wynn Resorts (operator of casino resorts in the US and Asia), Airbus Group (aircraft manufacturer), Las Vegas Sands (operator of casino resorts in the US and Asia), Yum! Brands (owner/franchiser of quick service restaurants) and Google (internet search and advertising).

DSM Global Growth Fund

During the six-month period from July 1, 2014 through December 31, 2014 (the “Period”), the Fund’s total return (including reinvested dividends) increased 1.32%.  Over the same timeframe, the total return of the Fund’s benchmark, the MSCI All Country World Index (ACWI) Net was -1.90%.

Performance Factors

At December 31, 2014, the majority of the portfolio was invested in the technology, consumer discretionary, health care and financials sectors with smaller weightings in the industrials, consumer staples, materials and utilities sectors.

DSM Funds

The Fund’s outperformance of the MSCI All Country World Index Net was primarily due to DSM’s selection of stocks in the health care sector, as well as the Fund’s overweight in health care and underweight in energy versus the benchmark.  DSM’s stock selections in the technology and consumer discretionary sectors detracted most from performance in the Period.

The major contributors to the Fund’s absolute performance during the Period were Celgene (specialty pharmaceuticals), Regeneron Pharmaceuticals (specialty pharmaceuticals), Monster Beverage (energy drinks), Time Warner (media and entertainment producer) and Visa (electronic payments).

The holdings which contributed least to the Fund’s performance during the Period were Yandex (internet search in Russia), Wynn Macau (operator of casino resorts in Asia), Sands China (operator of casino resorts in Asia), Airbus Group (aircraft manufacturer) and Yum! Brands (owner/franchiser of quick service restaurants).

DSM Global Growth & Income Fund

During the six-month period from July 1, 2014 through December 31, 2014 (the “Period”), the Fund’s total return (including reinvested dividends) increased 3.87%.  Over the same timeframe, the total return of the Fund’s benchmark, the MSCI All Country World Index Net was -1.90%.

Performance Factors

At December 31, 2014, the majority of the portfolio was invested in the health care, consumer discretionary, financials and technology sectors with smaller weightings in the industrials, energy, materials and consumer staples sectors.

The Fund’s outperformance of the MSCI All Country World Index Net was primarily due to DSM’s selection of stocks in the health care and energy sectors, as well as the Fund’s overweight in health care and underweight in energy versus the benchmark.  DSM’s stock selections in the consumer discretionary sector detracted most from performance in the Period.

The major contributors to the Fund’s absolute performance during the Period were Celgene (specialty pharmaceuticals), Monster Beverage (energy drinks), Abbvie (specialty pharmaceuticals), Regeneron Pharmaceuticals (specialty pharmaceuticals) and Time Warner (media and entertainment producer).

The holdings which contributed least to the Fund’s performance during the Period were Sands China (operator of casino resorts in Asia), Wynn Macau (operator of casino resorts in Asia), IGM Financial (Canadian financial services), Airbus Group (aircraft manufacturer) and Hutchison Whampoa (industrial conglomerate).

DSM Funds

Economic and Market Outlook

Over the last several years, DSM has expected global economic growth in the 3% range, with the United States growing 2% or somewhat better.  For 2015, we continue to maintain the 3% global growth view, with growth in the U.S. possibly reaching 3%.  Unfortunately Europe’s economic outlook has deteriorated.  At this time we expect European Gross Domestic Product (GDP) to approximate “zero”, but we believe the risk is to the downside.  In China, we continue to project growth in the 7% range, while Japanese growth looks to be modestly positive.

At the beginning of 2014, U.S. first quarter growth was a negative 2%.  But more recently third quarter GDP growth was revised up to 5%, and the full year might reach 2.5%.  With the price of oil more than cut in half from its high, and other commodity prices falling as well, it is possible that 2015 growth in the U.S. could move to 3%.  The falling price of energy acts like a big tax cut on the economy, helping to lift economic growth.  Additional evidence to support this outlook includes modestly growing bank lending, lower unemployment, solid retail sales and on-going low interest rates.  Unfortunately, investment spending remained a bit weak, likely as a result of anti-growth tax, regulatory and fiscal policies.

In Europe, DSM’s recent expectation of up to 1% GDP growth may be too optimistic.  In our view, the Russia-Ukraine situation appears to have acted as a catalyst to dampen economic growth.  The lower cost of oil will likely help Europe as well, but with taxes on gas so high in Europe, a fall in the price of oil has less impact at the pump.  That said, inflation is very low, perhaps even negative, providing the European Central Bank (ECB) with plenty of room for quantitative easing, which the ECB will undertake beginning in March.  However, Russia’s largest companies are leveraged with debt, much of it secured by oil prices.  With the price of oil falling and sanctions preventing access to global capital markets, these debts may be absorbed by the state, possibly exacerbating sovereign debt risk in Russia.  None of this is good for the Russian economy, but it does give Western Europe much more leverage in upcoming negotiations regarding Ukraine.

China’s GDP is expected to grow by 7% in 2015.  The Chinese government has increased monetary easing and continues with some infrastructure spending projects to hopefully avoid economic weakness in 2015.  China’s stock market has exploded upward in recent months, as Chinese retail investors have increased their investments in equities.  Many observers believe that in some cases property is being sold to finance these investments.  The recent run-up may well be a bubble, but it is good to see the diversification into equities and away from real estate and the “shadow banking” system.  The shadow banking

DSM Funds

industry in China may also come under pressure from an increase in the size of the private banking sector.  The use of private capital would remove the government from its de facto responsibility for bad loans at state banks.

In Japan the government plans to reduce corporate taxes approximately two or three percentage points to around 32%.  In a few years, the corporate tax rate is to be lowered to below 30%.  In addition, small businesses may receive extensions on current tax breaks.  Interestingly, Japan’s future tax policy may encourage a gift tax extension in the hopes of transferring wealth from the older to the younger generation, which is seen as more likely to spend it.  As an aside, it is hoped that this wealth transfer can help raise Japan’s very low birth rate.  Finally, with the ongoing emphasis on Abenomics, the government continues to urge companies to raise salaries, which would potentially further benefit the Japanese economy.

Portfolio Outlook

We have constructed the portfolios of the DSM Funds based on our view of slow growth in the US, faster growth in the emerging markets and fractional growth in Europe.  Our strategy continues to focus on investments in businesses that generate the majority of their revenue in North America and emerging markets.  While many well-publicized geopolitical risks remained of concern to investors, the positive scenario of an improving and increasingly stable global financial system, low inflation, low energy prices, steady global economic growth, low interest rates and growing corporate earnings are positive variables that, while not headline-making news, continued to form the foundation of an upwardly-driven bull market.

The DSM Funds continue to be focused on distinct global businesses that have been identified, and are continuously subject to analysis, by our ten-member investment team.  We believe that the valuation of the Fund portfolios continue to be attractive in the current slow growth economic environment and relative to the market.  Additionally, the portfolio holdings in each Fund have remained characterized by strong balance sheets and significant free cash flow.

Sincerely,

Daniel Strickberger	Stephen Memishian

Past performance is not a guarantee of future results.

Opinions expressed are those of the Funds and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

DSM Funds

Fund holdings and sector allocations are subject to change.  Please see the Schedule of Investments in this report for a full listing of the Funds’ holdings.

Mutual fund investing involves risk, including the possible loss of principal.  The Funds may invest in foreign securities which involve greater volatility, political, economic and currency risks and differences in accounting methods.  These risks are enhanced in emerging markets.  The Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund.  Therefore, the Funds are more exposed to individual stock volatility than a diversified fund.  Investments in small and mid-size companies involve additional risks such as limited liquidity and greater volatility than large cap stocks.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as a representative of the equity market in general.  The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The MSCI ACWI Net is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The MSCI ACWI Net captures up to 99% of the developed and emerging investable market universe, covering over 8,000 securities in 45 countries across size (Large + Mid+ Small Cap) and style segments.  You cannot invest directly in an index.

Free cash flow measures the cash generating capability of a company by adding noncash charges (e.g. depreciation) and interest expense to pretax income.

Earnings growth is not a measure of a fund’s future performance.

Must be preceded or accompanied by a prospectus.

DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund are distributed by Quasar Distributors, LLC.

DSM Funds

(This Page Intentionally Left Blank.)

DSM Funds

SECTOR ALLOCATION at December 31, 2014 (Unaudited)

DSM Large Cap Growth Fund

Sector Allocation	% of Net Assets

Health Care	28.3%
Consumer Discretionary	26.4%
Information Technology	25.2%
Financials	7.4%
Industrials	6.0%
Materials	3.1%
Consumer Staples	2.7%
Cash*	0.9%
Net Assets	100.0%

*  Represents short-term investments and other assets in excess of liabilities.

DSM Global Growth Fund

Sector Allocation	% of Net Assets

Information Technology	30.1%
Consumer Discretionary	22.8%
Health Care	22.1%
Financials	14.1%
Industrials	3.7%
Consumer Staples	3.3%
Materials	2.6%
Utilities	1.4%
Cash*	-0.1%
Net Assets	100.0%

*  Represents short-term investments and other liabilities in excess of assets.

DSM Global Growth & Income Fund

Sector Allocation	% of Net Assets

Health Care	31.7%
Consumer Discretionary	20.8%
Financials	17.0%
Information Technology	14.8%
Industrials	5.9%
Energy	4.7%
Materials	3.0%
Consumer Staples	1.9%
Cash*	0.2%
Net Assets	100.0%

*  Represents short-term investments and other assets in excess of liabilities.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCKS: 99.1%

Aerospace & Defense: 6.0%
28,475	Precision Castparts
	Corp.	$6,859,058
213,650	Safran SA – ADR	3,260,299
		10,119,357
Beverages: 2.7%
41,925	Monster Beverage
	Corp.*	4,542,574

Biotechnology: 21.2%
40,775	Alexion
	Pharmaceuticals,
	Inc.*	7,544,598
21,050	Biogen Idec, Inc.*	7,145,422
124,750	Celgene Corp.*	13,954,535
17,275	Regeneron
	Pharmaceuticals,
	Inc.*	7,087,069
		35,731,624
Capital Markets: 7.4%
21,300	Affiliated Managers
	Group, Inc.*	4,520,712
8,625	BlackRock, Inc.	3,083,955
121,525	Invesco, Ltd.	4,802,668
		12,407,335
Chemicals: 3.1%
44,275	Monsanto Co.	5,289,534

Health Care Equipment
& Supplies: 3.5%
131,050	Abbott Laboratories	5,899,871
Hotels, Restaurants & Leisure: 7.8%
56,475	Las Vegas
	Sands Corp.	3,284,586
79,800	Starbucks Corp.	6,547,590
22,975	Wynn Resorts, Ltd.	3,417,761
		13,249,937
Internet & Catalog Retail: 4.0%
5,950	Priceline Group, Inc.*	6,784,250

Internet Software
& Services: 12.5%
43,800	Alibaba Group
	Holding,
	Ltd. – ADR*	4,552,572
19,750	Baidu, Inc. – ADR*	4,502,408
7,700	Google, Inc. –
	Class A*	4,086,082
4,025	Google, Inc. –
	Class C*	2,118,760
404,375	Tencent Holdings,
	Ltd. – ADR	5,867,481
		21,127,303
IT Services: 11.2%
132,325	Cognizant Technology
	Solutions Corp. –
	Class A*	6,968,234
60,100	MasterCard, Inc. –
	Class A	5,178,216
25,525	Visa, Inc. – Class A	6,692,655
		18,839,105
Media: 9.7%
95,725	Comcast Corp. –
	Class A	5,553,007
65,900	Discovery
	Communications,
	Inc. – Class A*	2,270,255
43,650	Discovery
	Communications,
	Inc. – Class C*	1,471,878
82,350	Time Warner, Inc.	7,034,337
		16,329,477
Multiline Retail: 4.9%
50,125	Dollar
	General Corp.*	3,543,837
66,475	Dollar Tree, Inc.*	4,678,511
		8,222,348
Pharmaceuticals: 3.6%
36,300	Perrigo Co. PLC	6,067,908

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited) (Continued)

Shares	Fair Value
Semiconductors & Semiconductor
Equipment: 1.5%
32,725	NXP
Semiconductors
NV*	$2,500,190
TOTAL COMMON STOCKS
(Cost $130,498,844)	167,110,813

SHORT-TERM INVESTMENTS: 0.7%
1,121,560	Invesco Short-Term
Investment Trust
Treasury Portfolio,
0.01%1	1,121,560
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,121,560)	1,121,560

TOTAL INVESTMENTS
IN SECURITIES: 99.8%
(Cost $131,620,404)	168,232,373
Other Assets in Excess
of Liabilities: 0.2%	297,665

TOTAL NET ASSETS: 100.0%	$168,530,038

ADR American Depositary Receipt.
PLC   Public Limited Company.
*	Non-income producing security.
1	Annualized seven-day yield as of December 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCKS: 100.1%

Aerospace & Defense: 2.2%
1,820	Safran SA	$112,869

Banks: 5.7%
7,000	DBS Group
	Holdings, Ltd.	108,859
3,525	HDFC Bank,
	Ltd. – ADR	178,894
		287,753
Beverages: 1.6%
725	Monster Beverage
	Corp.*	78,554

Biotechnology: 18.2%
810	Alexion
	Pharmaceuticals, Inc.*	149,874
570	Biogen Idec, Inc.*	193,487
3,490	Celgene Corp.*	390,391
465	Regeneron
	Pharmaceuticals, Inc.*	190,766
		924,518
Capital Markets: 6.4%
2,540	Invesco, Ltd.	100,381
2,175	Julius Baer Group, Ltd.	100,218
430	Partners Group
	Holding AG	125,211
		325,810
Chemicals: 2.6%
1,115	Monsanto Co.	133,209

Electronic Equipment, Instruments
& Components: 2.1%
3,490	Hexagon AB – Class B	108,341

Food & Staples Retailing: 1.7%
2,400	Seven & i
	Holdings Co., Ltd.	87,330

Gas Utilities: 1.4%
28,000	China Resources
	Gas Group, Ltd.	72,756

Hotels, Restaurants & Leisure: 7.7%
13,000	Galaxy Entertainment
	Group, Ltd.	73,175
1,430	Starbucks Corp.	117,332
1,090	Whitbread PLC	81,036
42,800	Wynn Macau, Ltd.	120,596
		392,139
Industrial Conglomerates: 1.5%
9,500	Beijing Enterprises
	Holdings, Ltd.	74,484

Insurance: 2.0%
22,085	AMP, Ltd.	99,166

Internet & Catalog Retail: 2.8%
123	Priceline Group, Inc.*	140,246

nternet Software & Services: 15.4%
1,285	Alibaba Group
	Holding, Ltd. – ADR*	133,563
535	Baidu, Inc. – ADR*	121,964
175	Google, Inc. – Class A*	92,866
93	Google, Inc. – Class C*	48,955
127	NAVER Corp.	82,267
605	Qihoo 360 Technology
	Co., Ltd. – ADR*	34,642
13,525	Tencent Holdings, Ltd.	196,213
3,875	Yandex NV – Class A*	69,595
		780,065
IT Services: 8.1%
1,925	Cap Gemini SA	138,550
2,445	Cognizant Technology
	Solutions Corp. –
	Class A*	128,754
550	Visa, Inc. – Class A	144,210
		411,514
Media: 6.2%
35,300	ITV PLC	118,400
2,310	Time Warner, Inc.	197,320
		315,720

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited) (Continued)

Shares		Fair Value

Multiline Retail: 4.7%
1,630	Dollar Tree, Inc.*	$114,719
1,175	Next PLC	124,899
		239,618
Pharmaceuticals: 3.9%
1,530	Shire PLC	108,097
1,200	UCB SA	91,770
		199,867
Semiconductors & Semiconductor
Equipment: 2.5%
1,670	NXP
	Semiconductors NV*	127,588

Software: 2.0%
1,280	Check Point Software
	Technologies, Ltd.*	100,570

Specialty Retail: 1.4%
53,600	Chow Tai Fook
	Jewellery Group, Ltd.	71,885

TOTAL COMMON STOCKS
(Cost $4,465,437)		5,084,002

SHORT-TERM INVESTMENTS: 0.8%
40,940	Invesco Short-Term
	Investment Trust
	Treasury Portfolio,
	0.01%1	40,940
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,940)		40,940

TOTAL INVESTMENTS
IN SECURITIES: 100.9%
(Cost $4,506,377)		5,124,942
Liabilities in Excess
of Other Assets: (0.9)%		(45,156)
TOTAL NET ASSETS: 100.0%		$5,079,786

ADR  American Depositary Receipt.
PLC   Public Limited Company.
*	Non-income producing security.
1	Annualized seven-day yield as of December 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited) (Continued)

Percentage
of Total
Net Assets
Portfolio Diversification
United States	44.5%
China	12.0
United Kingdom	6.4
Hong Kong	5.8
France	5.0
Switzerland	4.4
India	3.5
Netherlands	2.5
Singapore	2.1
Sweden	2.1
Ireland	2.1
Israel	2.0
Australia	2.0
Belgium	1.8
Japan	1.7
South Korea	1.6
Russia	1.4
Liabilities in Excess of Other Assets	(0.9)
TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCKS: 99.8%

Aerospace & Defense: 3.5%
2,660	Safran SA	$164,961

Banks: 3.6%
11,000	DBS Group
	Holdings, Ltd.	171,064

Beverages: 1.9%
835	Monster
	Beverage Corp.*	90,472

Biotechnology: 18.5%
880	Alexion
	Pharmaceuticals, Inc.*	162,827
534	Biogen Idec, Inc.*	181,266
3,555	Celgene Corp.*	397,662
320	Regeneron
	Pharmaceuticals, Inc.*	131,280
		873,035
Capital Markets: 9.8%
4,230	CI Financial Corp.	117,565
4,055	Invesco, Ltd.	160,253
630	Partners Group
	Holding AG	183,449
		461,267
Chemicals: 3.0%
1,185	Monsanto Co.	141,572

Health Care Equipment
& Supplies: 4.4%
4,660	Abbott Laboratories	209,793

Hotels, Restaurants & Leisure: 4.8%
20,000	Sands China, Ltd.	98,393
45,600	Wynn Macau, Ltd.	128,485
		226,878
Insurance: 3.6%
38,015	AMP, Ltd.	170,695

Internet & Catalog Retail: 2.0%
81	Priceline Group, Inc.*	92,357

Internet Software & Services: 8.3%
1,005	Alibaba Group
	Holding, Ltd. – ADR*	104,460
600	Baidu, Inc. – ADR*	136,782
10,400	Tencent Holdings, Ltd.	150,877
		392,119
IT Services: 6.4%
2,460	Cap Gemini SA	177,056
2,425	Cognizant Technology
	Solutions Corp. –
	Class A*	127,701
		304,757
Media: 10.2%
2,595	Comcast Corp. –
	Class A	150,536
44,700	ITV PLC	149,929
2,105	Time Warner, Inc.	179,809
		480,274
Multiline Retail: 3.9%
1,715	Next PLC	182,299

Oil, Gas & Consumable Fuels: 4.7%
5,245	Kinder Morgan, Inc.	221,916

Pharmaceuticals: 8.8%
4,140	AbbVie, Inc.	270,921
880	Perrigo Co. PLC	147,101
		418,022
Professional Services: 2.4%
56	SGS SA	115,188

TOTAL COMMON STOCKS
(Cost $4,388,772)		4,716,669

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited) (Continued)

Shares	Fair Value

SHORT-TERM INVESTMENTS: 0.3%
12,962	Invesco Short-Term
Investment Trust
Treasury Portfolio,
0.01%1	$12,962
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,962)	12,962

TOTAL INVESTMENTS
IN SECURITIES: 100.1%
(Cost $4,401,734)	4,729,631
Liabilities in Excess
of Other Assets: (0.1)%	(7,072)

TOTAL NET ASSETS: 100.0%	$4,722,559

ADR  American Depositary Receipt.
PLC    Public Limited Company.
*	Non-income producing security.
1	Annualized seven-day yield as of December 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited) (Continued)

Percentage
of Total
Net Assets
Portfolio Diversification
United States	53.6%
China	13.1
France	7.3
United Kingdom	7.0
Switzerland	6.3
Singapore	3.6
Australia	3.6
Ireland	3.1
Canada	2.5
Liabilities in excess of other assets	(0.1)
TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2014 (Unaudited)

	DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
ASSETS:
Investments in securities, at value
(Cost $131,620,404, $4,506,377,
and $4,401,734, respectively)	$168,232,373	$5,124,942	$4,729,631
Receivables:
Dividends and interest receivable	39,239	4,264	5,401
Due from adviser	—	11,104	10,676
Investments sold	1,284,115	93,712	—
Fund shares sold	298,925	—	—
Prepaid expenses and other assets	26,648	4,658	15,746
Total assets	169,881,300	5,238,680	4,761,454

LIABILITIES:
Payables:
Investment securities purchased	1,153,808	117,196	—
Investment advisory fees, net	97,376	—	—
Shareholder servicing fees	23,314	3,923	3,806
Printing and mailing fees	16,932	1,531	505
Administration fees	15,314	9,124	8,914
Audit fees	10,955	10,955	10,955
Fund accounting fees	7,212	4,456	4,565
Transfer agent fees	6,030	3,519	3,455
Registration fees	3,880	36	137
Custody fees	2,457	3,065	2,608
Legal fees	2,125	1,057	713
Chief Compliance Officer fees	1,538	1,794	1,794
Trustee fees	1,468	1,084	1,088
Other accrued expenses	8,853	1,154	355
Total liabilities	1,351,262	158,894	38,895
NET ASSETS	$168,530,038	$5,079,786	$4,722,559

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2014 (Unaudited) (Continued)

	DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
COMPONENTS OF NET ASSETS:
Paid-in capital	$129,821,471	$4,406,067	$4,410,229
Accumulated undistributed
net investment income (loss)	(167,561)	(5,529)	956
Accumulated net realized
gain (loss) on investments	2,264,648	60,889	(16,523)
Net unrealized appreciation
of investments	36,611,480	618,359	327,897
Net assets	$168,530,038	$5,079,786	$4,722,559
Net Asset Value (unlimited
shares authorized):
Net assets	$168,530,038	$5,079,786	$4,722,559
Shares of beneficial interest
issued and outstanding	5,407,831	275,523	286,421
Net asset value, offering and
redemption price per share	$31.16	$18.44	$16.49

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF OPERATIONS For the Six Months Ended December 31, 2014 (Unaudited)

			DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
INVESTMENT INCOME:
Income:
Dividends (net of foreign
withholding tax of $15,699,
$851, and $992, respectively)	$578,705	$24,913	$30,869
Interest	74	—	1
Total investment income	578,779	24,913	30,870

Expenses:
Investment advisory fees	589,216	22,831	20,692
Administration fees	54,133	26,932	26,314
Shareholder servicing fees	31,425	2,537	2,299
Fund accounting fees	25,715	14,005	13,571
Registration fees	18,423	10,624	4,428
Transfer agent fees	16,325	10,414	10,350
Printing and mailing fees	13,243	461	413
Miscellaneous expenses	14,569	2,078	1,564
Audit fees	10,955	10,955	10,955
Custodian fees	9,143	8,019	7,516
Chief Compliance Officer fees	4,537	5,294	5,294
Trustees fees	3,479	2,626	2,623
Legal fees	3,089	2,417	1,805
Insurance fees	1,330	1,279	1,279
Total expenses	795,582	120,472	109,103
Less: Expenses waived or reimbursed	(49,242)	(90,030)	(83,813)
Net expenses	746,340	30,442	25,290
Net Investment income/(loss)	(167,561)	(5,529)	5,580

REALIZED & UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized gain/(loss) on
investments and foreign currency	3,727,819	155,159	(11,613)
Net change in unrealized appreciation
(depreciation) of investments
and foreign currency	9,487,410	(84,516)	181,709
Net realized and unrealized gain
on investments and foreign currency	13,215,229	70,643	170,096
Net increase in net assets
resulting from operations	$13,047,668	$65,114	$175,676

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014
INCREASE/DECREASE IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(167,561)	$(48,237)
Net realized gain on investments	3,727,819	6,724,505
Net change in unrealized
appreciation of investments	9,487,410	16,818,595
Net increase in net assets
resulting from operations	13,047,668	23,494,863

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(111,466)
From net realized gain on investments	(5,389,687)	(2,466,714)
Total distributions to shareholders	(5,389,687)	(2,578,180)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting
from capital share transactions (a)	8,302,853	53,070,380
Total increase in net assets	15,960,834	73,987,063

NET ASSETS
Beginning of period	152,569,204	78,582,141
End of period	$168,530,038	$152,569,204
Accumulated undistributed
net investment loss	$(167,561)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	December 31, 2014		Year Ended
	(Unaudited)		June 30, 2014
	Shares	Value	Shares	Value
Shares sold	849,835	$26,673,093	2,189,678	$61,406,839
Reinvested dividends	166,337	5,040,016	83,087	2,324,786
Shares redeemed*	(750,403)	(23,410,256)	(370,598)	(10,661,245)
	265,769	$8,302,853	1,902,167	$53,070,380
Beginning Shares	5,142,062		3,239,895
Ending Shares	5,407,831		5,142,062

*  Net of redemption fee of $0 and $178, respectively.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014
INCREASE/DECREASE IN NET ASSETS FROM:

OPERATIONS
Net investment income/(loss)	$(5,529)	$15,213
Net realized gain on investments	155,159	461,852
Net change in unrealized
appreciation (depreciation) of investments	(84,516)	417,813
Net increase in net assets
resulting from operations	65,114	894,878

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(14,659)	—
From net realized gain on investments	(492,079)	(126,959)
Total distributions to shareholders	(506,738)	(126,959)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting
from capital share transactions (a)	506,730	1,130,086
Total increase in net assets	65,106	1,898,005

NET ASSETS
Beginning of period	5,014,680	3,116,675
End of period	$5,079,786	$5,014,680
Accumulated undistributed
net investment income (loss)	$(5,529)	$14,659

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	December 31, 2014		Year Ended
	(Unaudited)		June 30, 2014
	Shares	Value	Shares	Value
Shares sold	—	$—	52,584	$1,044,924
Reinvested dividends	28,027	506,737	6,700	126,959
Shares redeemed	—	(7)	(2,088)	(41,797)
	28,027	$506,730	57,196	$1,130,086
Beginning Shares	247,496		190,300
Ending Shares	275,523		247,496

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2014	Period Ended
	(Unaudited)	June 30, 2014*
INCREASE/DECREASE IN NET ASSETS FROM:

OPERATIONS
Net investment income	$5,580	$42,570
Net realized loss on investments	(11,613)	(4,263)
Net change in unrealized
appreciation of investments	181,709	146,188
Net increase in net assets
resulting from operations	175,676	184,495

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(46,108)	(939)
From net realized gain on investments	(794)	—
Total distributions to shareholders	(46,902)	(939)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting
from capital share transactions (a)	255,747	4,154,482
Total increase in net assets	384,521	4,338,038

NET ASSETS
Beginning of period	4,338,038	—
End of period	$4,722,559	$4,338,038
Undistributed net investment income	$956	$41,484

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	December 31, 2014		Period Ended
	(Unaudited)		June 30, 2014*
	Shares	Value	Shares	Value
Shares sold	13,140	$210,000	270,372	$4,153,650
Reinvested dividends	2,856	45,754	61	939
Shares redeemed	(1)	(7)	(7)	(107)
	15,995	$255,747	270,426	$4,154,482
Beginning Shares	270,426		—
Ending Shares	286,421		270,426

*  Fund commenced operations on November 12, 2013.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Institutional Class
	Period Ended
	December 31,						Period Ended
	2014		Year Ended June 30,				June 30,
	(Unaudited)		2014	2013	2012	2011	2010*
Net asset value at
beginning of period	$29.67		$24.25	$20.81	$20.53	$15.32	$15.00

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment
income/(loss)1	(0.03)		(0.01)	0.07	(0.04)	(0.05)	(0.04)
Net realized and unrealized
gain on investments	2.55		6.08	3.37	1.15	5.34	0.36
Total from
investment operations	2.52		6.07	3.44	1.11	5.29	0.32

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributions from
net investment income	—		(0.03)	—	—	—	—
Distributions from
net realized gain	(1.03)		(0.62)	—	(0.83)	(0.08)	—
Total distributions	(1.03)		(0.65)	—	(0.83)	(0.08)	—
Proceeds from redemption
fees collected	—		0.00 **	—	—	0.00 **	—
Net asset value,
end of period	$31.16		$29.67	$24.25	$20.81	$20.53	$15.32
Total Return	8.59	%2	25.19%	16.53%	6.07%	34.52%	2.13	%2

SUPPLEMENTAL DATA
Net assets at end
of period (000,000’s)	$168.5		$152.6	$78.6	$29.9	$26.6	$8.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	1.01	%3	1.07%	1.23%	1.66%	1.84%	5.01	%3
Expenses after fees waived4	0.95	%3	0.95%	0.95%	1.08%	1.10%	1.15	%3

RATIO OF NET INVESTMENT INCOME/(LOSS) TO AVERAGE NET ASSETS
Before fees waived	(0.27	)%3	(0.16)%	0.02%	(0.80)%	(1.01)%	(4.17	)%3
After fees waived	(0.21	)%3	(0.04)%	0.30%	(0.22)%	(0.27)%	(0.31	)%3
Portfolio turnover rate	35	%2	56%	71%	59%	77%	73	%2

*	Fund commenced operations on August 28, 2009.
**	Amount is less than $0.005 per share.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.
4	Expense Cap was lowered to 0.95% from 1.10% on May 16, 2012.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Institutional Class
	Period Ended
	December 31,		Year Ended		Period Ended
	2014		June 30,		June 30,
	(Unaudited)		2014	2013	2012*
Net asset value at beginning of period	$20.26		$16.38	$14.00	$15.00

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment income/(loss)1	(0.02)		0.07	0.03	0.01
Net realized and unrealized
gain/(loss) on investments	0.25		4.48	2.39	(1.01)
Total from investment operations	0.23		4.55	2.42	(1.00)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributions from net investment income	(0.06)		—	(0.04)	—
Distributions from realized gains	(1.99)		(0.67)	—	—
Total distributions	(2.05)		(0.67)	(0.04)	—
Net asset value, end of period	$18.44		$20.26	$16.38	$14.00
Total Return	1.32	%2	28.04%	17.33%	(6.67	)%2

SUPPLEMENTAL DATA
Net assets at end of period (000,000’s)	$5.1		$5.0	$3.1	$2.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	4.75	%3	5.92%	7.46%	18.41	%3
Expenses after fees waived	1.20	%3	1.20%	1.20%	1.20	%3

RATIO OF NET INVESTMENT INCOME/(LOSS) TO AVERAGE NET ASSETS
Before fees waived	(3.77	)%3	(4.35)%	(6.07)%	(16.95	)%3
After fees waived	(0.22	)%3	0.37%	0.19%	0.26	%3
Portfolio turnover rate	33	%2	82%	114%	9	%2

*	Fund commenced operations on March 28, 2012.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Institutional Class
	Period Ended
	December 31,		Period Ended
	2014		June 30,
	(Unaudited)		2014*
Net asset value at beginning of period	$16.04		$15.00

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment income1	0.02		0.17
Net realized and unrealized gain on investments	0.59		0.87
Total from investment operations	0.61		1.04

DISTRIBUTIONS TO SHAREHOLDERS FROM
From net investment income	(0.16)		(0.00	)**
From net realized gain on investments	(0.00	)**	—
Total distributions to shareholders	(0.16)		(0.00	)**
Net asset value, end of period	$16.49		$16.04
Total Return	3.87	%2	6.97	%2

SUPPLEMENTAL DATA
Net assets at end of period (000,000’s)	$4.7		$4.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	4.74	%3	5.82	%3
Expenses after fees waived	1.10	%3	1.10	%3

RATIO OF NET INVESTMENT INCOME/(LOSS) TO AVERAGE NET ASSETS
Before fees waived	(3.40	)%3	(2.96	)%3
After fees waived	0.24	%3	1.76	%3
Portfolio turnover rate	39	%2	51	%2

*	Fund commenced operations on November 12, 2013.
**	Amount is less than $0.005 per share.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund, collectively (the “Funds”), are non-diversified series of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds have two classes of shares: Institutional and Retail, but currently only offer the Institutional Class.  The DSM Large Cap Growth, DSM Global Growth and DSM Global Growth & Income Fund commenced operations on August 28, 2009, March 28, 2012 and November 12, 2013, respectively. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

The DSM Large Cap Growth Fund’s investment objective is to seek long-term capital appreciation. It seeks to achieve its objective by investing principally in equity securities of large cap companies.

The DSM Global Growth Fund’s investment objective is to seek long-term capital appreciation. It seeks to achieve its objective by investing principally in equity securities of large cap companies, at least 30% of which will be invested in foreign companies.

The DSM Global Growth and Income’s investment objective is to seek long term capital appreciation and current income. It seeks to achieve its objective by investing principally in equity securities of large cap companies, at least 30% of which will be invested in foreign companies, including emerging markets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Unaudited) (Continued)

traded on a listed exchange are valued at the last sale price in the over the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used  Debt securities are valued by using the mean between the closing bid and the asked prices provided by an independent pricing service.

Depositary receipts with low trading volume may be valued based on its underlying security.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Unaudited) (Continued)

or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2014.

	Level 1	Level 2	Level 3	Total
DSM Large
Cap Growth Fund
Common Stock	$167,110,813	$—	$—	$167,110,813
Short-Term
Investments	1,121,560	—	—	1,121,560
Total Investments
in Securities	$168,232,373	$—	$—	$168,232,373

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the six months ended December 31, 2014 for the DSM Large Cap Growth Fund.

	Level 1	Level 2	Level 3	Total
DSM Global
Growth Fund
Common Stock	$5,084,002	$—	$—	$5,084,002
Short-Term
Investments	40,940	—	—	40,940
Total Investments
in Securities	$5,124,942	$—	$—	$5,124,942

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Unaudited) (Continued)

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the six months ended December 31, 2014 for the DSM Global Growth Fund.

	Level 1	Level 2	Level 3	Total
DSM Global Growth
& Income Fund
Common Stock	$4,716,669	$—	$—	$4,716,669
Short-Term
Investments	12,962	—	—	12,962
Total Investments
in Securities	$4,729,631	$—	$—	$4,729,631

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the six months ended December 31, 2014 for the DSM Global Growth & Income Fund.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate foreign exchange gains and losses attributable to investment securities and other assets and liabilities denominated in foreign currencies.  Such gains and losses are included with the net realized and unrealized gain or loss from investments and foreign currency.

C.
Federal Income Taxes. The Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare dividends in each calendar year of at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Unaudited) (Continued)

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. As of June 30, 2014, none of the Funds had post-October losses.  None of the Funds deferred, on a tax basis, post-December late year losses.  At June 30, 2014, none of the Funds had short-term or long-term capital loss carry forwards.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the tax positions of the Funds, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2012-2014 or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted / amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Unaudited) (Continued)

for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ net asset value per share. The Funds charge a 1.00% redemption fee on shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DSM Capital Partners, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% for DSM Large Cap Growth, 0.90% for DSM Global Growth and 0.90% for DSM Global Growth & Income, based upon the average daily net assets of the Funds. For the six months ended December 31, 2014, the DSM Large Cap Growth, DSM Global Growth and DSM Global Growth & Income Funds incurred $589,216, $22,831 and $20,692 in advisory fees, respectively.

The Advisor has contractually agreed to limit the DSM Large Cap Growth, DSM Global Growth and DSM Global Growth & Income Funds’ annual ratios of expenses to 0.95%, 1.20% and 1.10%, respectively, of their average daily net assets.  The contract terms are indefinite and may be terminated only by the Board of Trustees. Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to the agreed upon expense cap shall be reimbursed by each Fund to the Advisor, if so requested by the

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Unaudited) (Continued)

Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense reimbursement relates, provided the aggregate amount of the Funds’ current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.

At December 31, 2014, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the DSM Large Cap Growth, DSM Global Growth and DSM Global Growth & Income Funds that may be recouped was $484,078, $520,564 and $198,151, respectively. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

	June 30,
	2015	2016	2017	2018
DSM Large Cap
Growth Fund	$156,401	$138,797	$143,173	$49,242
DSM Global Growth Fund	60,955	174,576	195,003	90,030
DSM Global Growth
& Income Fund	—	—	114,338	83,813

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds’ expense accruals.

The Officers of the Trust and the Chief Compliance Officer are also employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Funds for Administration and Chief Compliance Services for the six months ended December 31, 2014, are disclosed on the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, other than short-term investments, for the six months ended December 31, 2014, are summarized below:

Fund	Purchases	Sales
DSM Large Cap Growth Fund	$57,547,583	$54,532,808
DSM Global Growth Fund	1,679,687	1,678,229
DSM Global Growth & Income Fund	1,995,290	1,802,293

There were no purchases or sales of U.S. Government obligations for the six months ended December 31, 2014.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended December 31, 2014, was as follows:

			DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
Distributions paid from:
Ordinary income	$2,747,100	$144,602	$46,902
Long-term capital gain	2,642,587	362,136	—
	$5,389,687	$506,738	$46,902

The tax character of distributions paid during the year ended June 30, 2014, was as follows:

			DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund*
Distributions paid from:
Ordinary income	$1,359,855	$62,579	$939
Long-term capital gain	1,218,325	64,380	—
	$2,578,180	$126,959	$939

*  Fund commenced operations on November 12, 2013.

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Unaudited) (Continued)

As of June 30, 2014, the components of distributable earnings on a tax basis were as follows:

	DSM	DSM	DSM
	Large	Global	Global Growth
	Cap Growth	Growth	& Income
Cost of investments	$125,895,806	$4,352,946	$4,247,059
Gross tax unrealized
appreciation	28,105,155	759,774	238,888
Gross tax unrealized
depreciation	(1,295,146)	(56,998)	(97,613)
Net tax unrealized
appreciation/(depreciation)	26,810,009	702,776	141,275
Undistributed
ordinary income	2,464,429	144,578	42,278
Undistributed
long-term capital gains	1,776,148	267,945	—
Total distributable earnings	4,240,577	412,523	42,278
Other accumulated
gain (loss)	—	44	3
Total accumulated
gain (loss)	$31,050,586	$1,115,343	$183,556

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the timing difference related to wash sales.

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. has made available to the DSM Large Cap Growth and DSM Global Growth Funds a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. The maximum amount available was $7,000,000 for the DSM Large Cap Growth Fund and $300,000 for DSM Global Growth Fund. Advances are not collateralized by a first lien against the Funds’ assets. During the six months ended December 31, 2014, the average interest rate on the credit facility was 3.25% (prime rate) for each of the Funds.  During the six months ended December 31, 2014, the average outstanding daily balance for the DSM Large Cap Growth Fund was $169,663 and interest expense amounted to $3,535.  The DSM Global Growth Fund did not utilize its line of credit during the six months ended December 31, 2014. There is no credit line in place for the DSM Global Growth & Income Fund.

DSM Funds

EXPENSE EXAMPLE For the Six Months Ended December 31, 2014 (Unaudited)

As a shareholder of the DSM Large Cap Growth Fund and/or DSM Global Growth Fund and/or DSM Global Growth & Income Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/14 –12/31/14).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invests in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs

DSM Funds

EXPENSE EXAMPLE For the Six Months Ended December 31, 2014 (Unaudited) (Continued)

of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DSM Large Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/14	12/31/14	7/1/14 – 12/31/14*
Actual	$1,000.00	$1,085.90	$4.99
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.42	$4.84

DSM Global Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/14	12/31/14	7/1/14 – 12/31/14*
Actual	$1,000.00	$1,013.20	$6.09
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.16	$6.11

DSM Global Growth & Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/14	12/31/14	7/1/14 – 12/31/14*
Actual	$1,000.00	$1,038.70	$5.65
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.66	$5.60

*
The calculations are based on expenses incurred during the most recent six-month period for DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund. The annualized expense ratios for the period for DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund were 0.95%, 1.20% and 1.10%, respectively. The dollar amounts shown as expenses paid are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

DSM Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

DSM LARGE CAP GROWTH FUND
DSM GLOBAL GROWTH FUND

At a meeting held on August 7 and 8, 2014, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and DSM Capital Partners LLC (the “Advisor”) for the DSM Large Cap Growth Fund, and DSM Global Growth Fund (the “Funds”).  At this meeting and at a prior meeting held on May 12 and 13, 2014, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

DSM Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each of the Funds on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

For the DSM Large Cap Growth Fund, the Board noted that the Fund significantly outperformed its peer group median and average for the one-year and three-year periods.  The Board also considered the Fund’s marginal underperformance compared to its similarly managed accounts for the one-year, three-year and since inception periods, and considered the reasons for that underperformance.  The Board also considered the performance of the DSM Large Cap Growth Fund against broad-based securities market benchmarks.

For the DSM Global Growth Fund, the Board noted that the Fund significantly outperformed its peer group median and average for the one-year period.  The Board also considered that the Fund marginally outperformed its similarly managed accounts for the one-year and since inception periods.  The Board also considered the performance of the Fund against broad-based securities market benchmarks.  In considering the performance of the DSM Global Growth Fund, the Board considered that the Fund had less than three years of operations.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Trustees found that the fees charged to each Fund were generally in line with or comparable to the fees charged

DSM Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

by the Advisor to its similarly managed separate account clients, and to the extent fees charged to a Fund were higher than for similarly managed separate accounts of similar size, it was largely a reflection of the nature of the separate account client, the impact of account minimums and the greater costs to the Advisor of managing the Fund.

For the DSM Large Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.95% for the Fund’s Institutional Class shares and 1.20% for its Retail Class shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fees were in line with its peer group median and average and that the net expense ratio was slightly lower than its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

For the DSM Global Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.20% for the Fund’s Institutional Class shares and 1.45% for its Retail Class shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fees and net expense ratio were in line with its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds, particularly benefits received in exchange for “soft dollars.”  The Board also reviewed

DSM Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that continuing the Advisory Agreement would be in the best interests of the Funds and their shareholders.

DSM Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (877) 862-9555 or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (877) 862-9555 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (877) 862-9555. The Funds disclose their quarter-end portfolio holdings on their website at www.dsmfunds.com within 60 business days after the quarter-end. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent toll free at (877) 862-9555 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling (877) 862-9555.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.dsmfunds.com.

DSM Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•    Information we receive about you on applications or other forms;

•    Information you give us orally; and

•    Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Investment Advisor
DSM CAPITAL PARTNERS LLC
116 Radio Circle Drive, Suite 200
Mount Kisco, NY  10549

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL HASTINGS LLP
75 East 55th Street, Floor 15
New York, NY  10022

DSM Large Cap Growth Fund
Symbol – DSMLX
CUSIP – 742935133

DSM Global Growth Fund
Symbol – DSMGX
CUSIP – 74316J672

DSM Global Growth & Income Fund
Symbol – DSMYX
CUSIP – 74316J383

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           Professionally Managed Portfolios

By (Signature and Title)*                    /s/Elaine E. Richards
Elaine E. Richards, President

Date     March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/Elaine E. Richards
Elaine E. Richards, President

Date     March 2, 2015

By (Signature and Title)*                    /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     March 2, 2015

* Print the name and title of each signing officer under his or her signature.